UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares			Fair Value
	COMMON STOCKS - 83.5%
	AEROSPACE / DEFENSE - 1.6%
1,475	Raytheon Co.		$ 133,783
1,457	TransDigm Group, Inc.		234,606
955	United Technologies Corp.		108,679
			477,068
	AGRICULTURE - 0.5%
1,717	Philip Morris International, Inc.		149,602

	APPAREL - 3.9%
3,562	Deckers Outdoor Corp. *		300,847
4,004	Hanesbrands, Inc.		281,361
1,520	Ralph Lauren Corp.		268,386
1,922	Under Armour, Inc. - Cl. A *		167,791
2,392	VF Corp.		149,117
			1,167,502
	AUTO MANUFACTURERS - 2.3%
5,970	Ford Motor Co.		92,117
14,812	General Motors Co. *		605,366
			697,483
	AUTO PARTS & EQUIPMENT - 1.1%
1,170	Autoliv, Inc.		107,406
2,858	TRW Automotive Holdings Corp. *		212,607
			320,013
	BANKS - 3.7%
6,805	Bank of America Corp.		105,954
5,889	Citigroup, Inc.		306,876
570	Goldman Sachs Group, Inc.		101,038
2,526	Northern Trust Corp.		156,334
2,598	Signature Bank/New York NY *		279,077
3,725	US Bancorp/MN		150,490
			1,099,769
	BEVERAGES - 1.9%
1,851	Anheuser-Busch InBev NV		197,057
3,683	Coca-Cola Co.		152,145
2,196	Constellation Brands, Inc. *		154,554
1,005	Monster Beverage Corp. *		68,109
			571,865
	BIOTECHNOLOGY - 1.4%
790	Amgen, Inc.		90,186
1,830	Gilead Sciences, Inc. *		137,525
1,669	Onconova Therapeutics, Inc. *		19,160
1,509	Puma Biotechnology, Inc. *		156,227
			403,098
	CHEMICALS - 2.5%
1,005	Ashland, Inc.		97,525
839	CF Industries Holdings, Inc.		195,521
2,406	EI du Pont de Nemours & Co.		156,318
1,175	Praxair, Inc.		152,785
7,156	Taminco Corp. *		144,623
			746,772
	COMMERCIAL SERVICES - 7.9%
2,170	Advisory Board Co. *		138,164
453	Ascent Capital Group, Inc. *		38,759
1,882	Automatic Data Processing, Inc.		152,084

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013

Shares			Fair Value
	COMMERCIAL SERVICES - 7.9% (Continued)
1,785	Cintas Corp.		$ 106,368
40,111	Command Security Corp. *		81,425
4,575	Convergys Corp.		96,304
7,224	Electro Rent Corp.		133,788
4,960	ExamWorks Group, Inc. *		148,155
1,470	FirstService Corp.		63,254
1,844	H&E Equipment Services, Inc. *		54,638
5,756	Hertz Global Holdings, Inc. *		164,737
1,565	Huron Consulting Group, Inc. *		98,157
145	MasterCard, Inc.		121,142
2,974	Moody's Corp.		233,370
5,019	Science Applications International Corp.		165,978
4,788	ServiceSource International, Inc. *		40,123
473	Stantec, Inc.		29,326
2,260	United Rentals, Inc. *		176,167
1,480	Verisk Analytics, Inc. *		97,265
36,681	Xueda Education Group *		224,855
			2,364,059
	COMPUTERS - 2.8%
208	Apple, Inc.		116,711
3,333	Computer Sciences Corp.		186,248
6,213	EMC Corp/MA		156,257
1,873	FleetMatics Group PLC *		81,007
1,618	IHS Inc. - Cl. A *		193,674
1,540	SanDisk Corp.		108,632
			842,529
	COSMETICS / PERSONAL CARE - 0.8%
3,812	Colgate-Palmolive Co.		248,581

	DISTRIBUTION / WHOLESALE - 0.8%
7,040	LKQ Corp. *		231,616

	DIVERSIFIED FINANCIAL SERVICE - 1.9%
648	Affiliated Managers Group, Inc. *		140,538
2,305	FXCM Inc. - Cl. A		41,121
1,407	Portfolio Recovery Associates, Inc. *		74,346
1,234	Virtus Investment Partners, Inc. *		246,862
907	WageWorks, Inc. *		53,912
			556,779
	ELECTRIC - 1.5%
2,310	Dominion Resources, Inc.		149,434
2,139	Duke Energy Corp.		147,612
5,286	Xcel Energy, Inc. *		147,691
			444,737
	ELECTRONICS - 1.3%
1,448	FARO Technologies, Inc. *		84,418
3,440	Gentex Corp.		113,486
1,682	Honeywell International, Inc.		153,684
1,066	InvenSense, Inc. - Cl. A *		22,151
			373,739
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares			Fair Value
	ENTERTAINMENT - 2.6%
7,994	Gaming and Leisure Properties, Inc. *		$ 406,175
7,227	Multimedia Games Holding Co., Inc. *		226,639
8,314	Scientific Games Corp. *		140,756
			773,570
	ENVIRONMENTAL CONTROL - 1.0%
3,201	Waste Connections, Inc.		139,660
3,328	Waste Management, Inc.		149,327
			288,987
	FOOD - 3.6%
1,515	Fresh Market, Inc. *		61,357
1,829	Hormel Foods Corp.		82,616
3,535	Ingredion, Inc.		242,006
800	JM Smucker Co.		82,896
4,290	Mondelez International, Inc.		151,437
8,623	Pinnacle Foods, Inc.		236,788
1,493	Safeway, Inc.		48,627
5,024	Tyson Foods, Inc.		168,103
			1,073,830
	FOREST PRODUCTS & PAPER - 0.8%
1,000	Domtar Corp.		94,340
3,129	International Paper Co.		153,415
			247,755
	HEALTHCARE - PRODUCTS - 0.9%
4,325	Insulet Corp. *		160,458
3,806	Masimo Corp. *		111,249
			271,707
	INSURANCE - 3.6%
4,701	American International Group, Inc.		239,986
1,781	Aon PLC		149,408
1,565	Chubb Corp.		151,226
1,855	Cincinnati Financial Corp.		97,146
8,146	Greenlight Capital Re Ltd.		274,602
1,865	HCC Insurance Holdings, Inc.		86,051
4,685	Third Point Reinsurance Ltd.		86,813
			1,085,232
	INTERNET - 2.9%
2,299	HomeAway, Inc. *		93,983
5,053	Liquidity Services, Inc. *		114,501
3,512	RetailMeNot, Inc. *		101,110
730	SPS Commerce, Inc. *		47,669
2,548	Stamps.com, Inc. *		107,271
916	Textura Corp. *		27,425
6,045	VeriSign, Inc. *		361,370
			853,329
	LEISURE TIME - 0.7%
16,548	Black Diamond, Inc. *		220,585

	LODGING - 1.9%
12,610	Boyd Gaming Corp		141,989
3,534	Extended Stay America Inc		92,803
2,071	Las Vegas Sands Corp.		163,340
9,593	Morgans Hotel Group Co. *		77,991
6,648	Orient-Express Hotels Ltd. - Cl. A *		100,451
			576,574

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares			Fair Value
	MACHINERY - DIVERSIFIED - 0.7%
903	Joy Global, Inc.		$ 52,817
1,012	Graco, Inc.		79,057
264	Middleby Corp. *		63,352
			195,226
	MEDIA - 1.2%
1,835	CBS Corp.		116,963
974	Scripps Networks Interactive, Inc.		84,250
1,113	Time Warner Inc.		150,811
			352,024
	METAL FABRICATE / HARDWARE - 0.2%
1,769	Rexnord Corp. *		47,781

	MISCELLANEOUS MANUFACTURING - 0.7%
5,459	General Electric Co.		153,016
1,130	Ingersoll-Rand PLC		69,608
			222,624
	OIL & GAS - 2.5%
4,410	Chesapeake Energy Corp.		119,688
1,203	Chevron Corp.		150,267
2,111	ConocoPhillips		149,142
1,536	Exxon Mobil Corp.		155,443
838	Hess Corp.		69,554
1,965	Oasis Petroleum, Inc. *		92,296
			736,390
	OIL & GAS SERVICES - 2.9%
726	Core Laboratories NV		138,630
2,355	Dril-Quip, Inc. *		258,885
1,560	FMC Technologies, Inc. *		81,448
1,433	Geospace Technologies Corp. *		135,891
2,095	Halliburton Co.		106,321
1,692	Schlumberger Ltd.		152,466
			873,641
	PHARMACEUTICALS - 2.4%
3,980	Abbott Laboratories		152,553
1,937	BioMarin Pharmaceutical Inc. *		136,113
1,593	Johnson & Johnson		145,903
3,011	Merck & Co., Inc.		150,701
4,808	Pfizer, Inc.		147,269
			732,539
	REITS - 1.1%
24,798	FelCor Lodging Trust Inc. *		202,352
3,685	Wyerhaeuser Co.		116,335
			318,687
	RETAIL - 4.8%
3,398	BJ's Restaurants, Inc. *		105,542
1,675	CarMax, Inc. *		78,758
1,436	Chuy's Holdings Inc. *		51,725
1,530	CVS Caremark Corp.		109,502
13,047	Dominion Diamond Corp. *		187,355
4,605	Fifth & Pacific Cos, Inc. *		147,682
11,392	Francesca's Holdings Corp. *		209,727
1,725	GameStop Corp. - Cl. A		84,973
1,848	Home Depot, Inc.		152,164
1,543	McDonald's Corp.		149,717
5,985	Staples, Inc.		95,102
815	Tiffany & Co.		75,616
			1,447,863
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares			Fair Value
	SAVINGS & LOANS - 0.6%
2,476	BofI Holding, Inc. *		$ 194,193

	SEMICONDUCTORS - 1.5%
924	Hittite Microwave Corp. *		57,039
4,000	International Rectifier Corp. *		104,280
3,452	Microchip Technology, Inc.		154,477
2,088	QUALCOMM, Inc.		149,094
			464,890
	SOFTWARE - 7.0%
98	ANSYS, Inc. *		8,546
1,480	Check Point Software Technologies Ltd. *		95,490
458	Concur Technologies, Inc. *		47,256
5,276	Electronic Arts, Inc. *		121,031
4,855	Envestnet, Inc. *		195,657
2,205	Informatica Corp. *		91,508
11,739	Microsoft Corp.		439,391
1,964	Monotype Imaging Holdings, Inc.		62,573
1,060	Open Text Corp.		97,478
3,395	Progress Coftware Corp. *		87,693
6,271	RealPage, Inc. *		146,616
1,637	Solera Holdings, Inc.		115,834
222	Tableau Software, Inc. - Cl. A *		15,302
12,665	Take-Two Interactive Software, Inc. *		219,991
960	Ultimate Software Group Inc. *		147,091
7,248	VeriFone Systems, Inc. *		194,391
			2,085,848
	TELECOMMUNICATIONS - 3.8%
4,306	AT&T, Inc.		151,399
1,975	Cisco Systems, Inc.		44,339
5,305	Comverse, Inc. *		205,834
10,767	Corning, Inc.		191,868
29,729	Extreme Networks, Inc. *		208,103
1,470	InterDigital, Inc.		43,350
1,123	IPG Photonics Corp.		87,156
10,617	ORBCOMM, Inc. *		67,312
3,046	Verizon Communications, Inc.		149,680
			1,149,041
	TRANSPORTATION - 1.1%
3,898	Echo Global Logistics, Inc. *		83,729
880	Kansas City Southern		108,970
1,444	united PARcel Service, Inc.		151,736
			344,435

	TOTAL COMMON STOCKS (Cost - $21,933,697)		25,251,963

Number of
Contracts		Expiration
	PURCHASED OPTIONS - 0.0%
	PURCHASED CALL OPTIONS - 0.0%
13	Liquidity Services, Inc. @ $30.00 (Cost - $8,224) *	Mar-14	455

Shares
	SHORT-TERM INVESTMENTS - 19.3%
	MONEY MARKET FUND - 19.3%
5,761,767	Dreyfus Cash Management Institution Shares - 0.04%
	(Cost - $5,761,767) (a) +		5,761,767

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares			Fair Value
	TOTAL INVESTMENTS - 103.7% (Cost - $27,703,688) (c)		$ 31,014,185
	LIABILITIES LESS OTHER ASSETS - (3.7) %		(1,100,487)
	NET ASSETS - 100.0%		$ 29,913,698

	SECURITIES SOLD SHORT - (22.0) %
	COMMON STOCKS - (19.4) %
	AGRICULTURE - (0.2) %
(690)	Philip Morris International, Inc.		$ (60,120)

	APPAREL - (0.7) %
(850)	Carter's, Inc.		(61,021)
(1,031)	Michael Kors Holdings Ltd. *		(83,707)
(660)	Sketchers U.S.A., Inc. *		(21,866)
(1,215)	Vince Holding Corp. *		(37,264)
			(203,858)

	BEVERAGES - (1.5) %
(1,005)	Beam, Inc.		(68,400)
(2,898)	Coca-Cola Enterprises, Inc.		(127,889)
(1,407)	Green Mountain Coffee Roasters, Inc. *		(106,341)
(1,848)	PepsiCo., Inc.		(153,273)
			(455,903)
	BIOTECHNOLOGY - (0.1) %
(3,198)	Arena Pharmaceuticals, Inc. *		(18,708)

	COMMERCIAL SERVICES - (0.0) %
(7,401)	Ambow Education Holding Ltd. - ADR (b) *		(7,029)

	COMPUTERS - (0.2) %
(295)	International Business Machines Corp.		(55,333)

	COSMETICS / PERSONAL CARE - (0.9) %
(1,649)	Colgate-Palmolive Co.		(107,531)
(1,951)	Procter & Gamble Co.		(158,831)
			(266,362)
	DISTRIBUTION / WHOLESALE - (0.2) %
(322)	Fossil Group, Inc. *		(38,621)

	DIVERSIFIED FINANCIAL SERVICES - (0.5) %
(13,366)	Calamos Asset Management, Inc. - Cl. A		(158,253)

	ENERGY - ALTERNATE SOURCES - (0.1) %
(3,830)	Amyris, Inc. *		(20,261)
(101)	SolarCity Corp. *		(5,739)
			(26,000)
	ENTERTAINMENT - (0.6) %
(3,027)	International Game Technology		(54,970)
(2,783)	Penn National Gaming, Inc. *		(39,880)
(3,096)	Pinnacle Entertainment, Inc. *		(80,465)
			(175,315)
	FOOD - (0.2) %
(889)	Sanderson Farms, Inc.		(64,302)

	HEALTHCARE - PRODUCTS - (0.2) %
(130)	Intuitive Surgical Inc		(49,930)

	HOME BUILDERS - (0.8) %
(1,750)	Meritage Homes Corp. *		(83,983)
(4,285)	PulteGroup, Inc.		(87,285)
(1,770)	Ryland Group, Inc.		(76,836)
			(248,104)
Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares			Fair Value
	HOME FURNISHINGS - (1.1) %
(9,954)	DTS Inc. *		$ (238,697)
(2,219)	iRobot Corp. *		(77,155)
			(315,852)
	HOUSEHOLD PRODUCTS / WARES - (0.6) %
(958)	Clorox Co.		(88,864)
(835)	Kimberly-Clark Corp.		(87,224)
			(176,088)
	INTERNET - (1.0) %
(1,050)	Angie's List, Inc. *		(15,908)
(4,894)	Blue Nile, Inc. *		(230,458)
(4,946)	ReachLocal, Inc. *		(62,864)
			(309,230)
	LEISURE TIME - (0.1) %
(206)	Polaris Industries, Inc.		(30,002)

	LODGING - (0.2) %
(1,066)	Hyatt Hotels Corp. - Cl. A *		(52,724)

	OIL & GAS SERVICES - (0.5) %
(3,279)	Thermon Group Holdings, Inc. *		(89,615)
(4,267)	Willbros Group, Inc. *		(40,195)
			(129,810)
	PHARMACEUTICALS - (0.9) %
(18,266)	Mannkind Corp. *		(95,166)
(1,069)	USANA Health Sciences Inc. *		(80,795)
(8,418)	Vivus, Inc. *		(76,435)
			(252,396)
	REITS - (1.1) %
(1,050)	American Tower Corp.		(83,811)
(530)	AvalonBay Communities, Inc.		(62,662)
(9,029)	Host Hotels & Resorts, Inc.		(175,524)
			(321,997)
	RETAIL - (5.9) %
(1,934)	Bed Bath & Beyond Inc. *		(155,300)
(653)	Bid Lots, Inc. *		(21,085)
(4,058)	Bloomin' Brands, Inc. *		(97,433)
(2,529)	Brinker International, Inc.		(117,194)
(1,229)	Cheesecake Factory, Inc.		(59,324)
(361)	Conn's, Inc. *		(28,443)
(1,063)	Costco Wholesale Corp.		(126,508)
(516)	Dick's Sporting Goods, Inc.		(29,980)
(582)	Dillard's, Inc.		(56,576)
(1,058)	Dollar General Corp. *		(63,819)
(7,374)	Fred's, Inc.		(136,566)
(2,362)	Lululemon Athletica, Inc. *		(139,429)
(1,211)	McDonald's Corp.		(117,503)
(740)	Panera Bread Co. *		(130,751)
(1,016)	PetSmart, Inc.		(73,914)
(451)	PVH Corp.		(61,345)
(583)	Target Corp.		(36,886)
(4,332)	Vitamin Shoppe, Inc. *		(225,307)
(1,675)	Williams-Sonoma, Inc.		(97,619)
			(1,774,982)
	SEMICONDUCTORS - (1.2) %
(14,114)	Intel Corp.		(366,399)

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares			Fair Value
	SOFTWARE - (0.3) %
(1,180)	Red Hat, Inc. 9		$ (66,127)
(873)	Rosetta Stone, Inc. *		(10,668)
			(76,795)
	TELECOMMUNICATIONS - (0.1) %
(719)	NETGEAR, Inc. *		(23,684)

	TOYS GAMES HOBBIES - (0.4) %
(1,351)	Hasbro, Inc.		(74,319)
(1,083)	Mattel, Inc.		(51,529)
			(125,848)

	TOTAL COMMON STOCKS SOLD SHORT (Proceed - $5,498,408)		(5,783,645)

	EXCHANGE TRADED FUNDS - (2.6) %
(4,840)	Consumer Staples Select Sector SPDR Fund		(208,023)
(740)	iShares Russell 2000 ETF		(85,329)
(413)	iShares Russell 2000 Growth ETF		(55,966)
(2,356)	SPDR S&P 500 ETF Trust		(435,083)
	TOTAL EXCHANGED TRADED FUNDS SOLD SHORT (Proceed - $701,278)		(784,401)

	TOTAL SECURITIES SOLD SHORT (Proceed - $6,199,686) (c)		$ (6,568,046)

Number
of Contracts		Expiration
	WRITTEN OPTIONS - (0.3) %
	WRITTEN CALL OPTIONS - (0.3) %
(2)	S & P 500 Index @ 18.15 *	Jan-14	$ (6,984)
(2)	S & P 500 Index @ 18.20 *	Jan-14	(6,202)
(2)	S & P 500 Index @ 18.25 *	Jan-14	(6,112)
(2)	S & P 500 Index @ 18.30 *	Jan-14	(5,600)
(2)	S & P 500 Index @ 18.20 *	Jan-14	(7,688)
(2)	S & P 500 Index @ 18.25 *	Jan-14	(7,142)
(2)	S & P 500 Index @ 18.12 *	Jan-14	(9,298)
(2)	S & P 500 Index @ 18.30 *	Jan-14	(6,782)
(2)	S & P 500 Index @ 18.15 *	Jan-14	(9,134)
(2)	S & P 500 Index @ 18.17 *	Jan-14	(8,946)
(2)	S & P 500 Index @ 18.18 *	Feb-14	(9,050)
(2)	S & P 500 Index @ 18.53 *	Feb-14	(4,624)
(2)	S & P 500 Index @ 18.22 *	Feb-14	(8,514)
(2)	S & P 500 Index @18.56 *	Feb-14	(4,594)
(1)	S & P 500 Index @ 18.68 *	Feb-14	(1,767)
	TOTAL WRITTEN OPTIONS (Premiums - $35,383)		$ (102,437)

ADR	American Depositary Receipt.
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of December 31, 2013.
(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
(b)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
(c)

Represents cost for financial reporting purposes. Aggregate cost for federal tax  purposes (including securities sold short and options) is $21,468,619 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:		$ 3,673,077
	Unrealized Depreciation:		(797,994)
	Net Unrealized Appreciation:		$ 2,875,083

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the valuation date. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

* Refer to the Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

	Common Stock	Total
Beginning Balance 9/30/13 *	$ (7,029)	$ (7,029)
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Short Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance 12/31/13	$ (7,029)	$ (7,029)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Common stock investment was based on information relating to a third-party  purchase of certain shares of the applicable security with a share price of $0.6818 per share. The transaction was noted and discussed at the Funds' Fair Valuation Committee ("Committee') meeting. The Committee concluded that the last sale price of $0.9497 was the best price to use to price the security at fair value given the lack of other information In the market place.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period September 30, 2013 to December 31, 2013, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	64	$ 3,934
Options purchased/written	34	1,155	249	41,210
Options closed	(34)	(1,155)	(284)	(9,761)
Options exercised	-	-	-	-
Options expired
Options outstanding, end of period	-	$ -	29	$ 35,383

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/24/2014

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

02/24/2014